INCOME TAXES Deferred Tax Balances (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Deferred Tax Assets, Operating Loss And Tax Credit Carryforwards		$ 812	$ 721
Deferred Tax Assets, Tax Deferred Expense, Leases		97	96
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits		218	213
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Other		131	52
Deferred Tax Assets/Liabilities, Other - Net		156	188
Deferred Tax Assets, Gross		1,414	1,270
Deferred Tax Assets, Valuation Allowance	[1]	(677)	(598)
Deferred Tax Assets, Net of Valuation Allowance		737	672
Deferred Tax Liabilities, Unrealized Currency Transaction Gains		5	0
Deferred Tax Liabilities, Inventory		(14)	(29)
Deferred Tax Liabilities, Investments		(254)	(185)
Deferred Tax Liabilities, Leasing Arrangements		(97)	(96)
Deferred Tax Liabilities, Property, Plant and Equipment		(426)	(590)
Deferred Tax Liabilities, Goodwill and Intangible Assets		(1,814)	(1,960)
Deferred Tax Liabilities, Gross		(2,600)	(2,860)
Deferred Tax Liabilities, Net		(1,863)	(2,188)
Partnership [Member]
Income Tax Contingency [Line Items]
Deferred Tax Liabilities, Net		$ 778	$ 1,142

[1]	Primarily related to recorded tax benefits and the non-realizability of tax loss and carryforwards from operations in the United States, Luxembourg and Asia Pacific.